UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.6%

Security	Principal Amount (000’s omitted)	Value
Education — 5.7%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$1,500	$1,724,700
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	633,207
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35	1,745	1,875,037
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,905,519
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,574,100

		$7,712,563

Electric Utilities — 4.9%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$377,896
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,409,694
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	3,000	3,507,900
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	748,555
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	583,745

		$6,627,790

Escrowed/Prerefunded — 19.9%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	$2,200	$2,372,656
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	1,545	1,725,302
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	955	1,068,368
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	620	692,354
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	380	425,110
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	235	264,939
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 11/15/18, 5.50%, 11/15/36	665	688,335
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 11/15/18, 5.50%, 11/15/36	2,045	2,116,759
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	865	975,616
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	1,725	1,927,963
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	500	521,105
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	5,000	5,521,250
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	570	633,384
Oregon State Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	1,120	1,243,088

Security	Principal Amount (000’s omitted)	Value
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	$110	$114,215
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,310	1,360,199
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	1,000	1,013,500
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/37	2,500	2,533,025
University of Virginia, Prerefunded to 6/1/18, 5.00%, 6/1/40	1,500	1,522,290

		$26,719,458

General Obligations — 17.0%
California, 5.00%, 12/1/30	$610	$710,424
California, 5.00%, 10/1/33	2,150	2,537,151
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,802,942
Clark County, NV, 5.00%, 7/1/33	500	564,865
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,224,600
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,292,320
New York, 5.00%, 2/15/34(1)	2,750	3,012,872
New York, NY, 5.00%, 8/1/31	1,850	2,083,822
Oregon, 5.00%, 8/1/36	430	475,576
Washington, 5.00%, 2/1/35(1)	5,250	6,091,627

		$22,796,199

Hospital — 6.2%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$412,049
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	706,623
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,733,349
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	2,500	2,917,725
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.50%, 11/15/39	2,345	2,598,002

		$8,367,748

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$623,804

		$623,804

Insured – Electric Utilities — 4.8%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,555,859
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	831,123

		$6,386,982

Insured – Escrowed/Prerefunded — 17.9%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,047,780
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	670	688,767
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	431,764
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	679,708
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	1,500	1,533,480

Security	Principal Amount (000’s omitted)	Value
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	$2,200	$2,225,366
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	1,250	1,282,712
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	586,724
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	305	316,581
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.50%, 1/1/29	255	265,159
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/39	290	302,267
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	210	222,266
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	530	560,957
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	425	449,824
Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	2,750	2,899,930
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,250	3,289,455
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	134,982
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	1,465	1,521,139
University of South Alabama, (BHAC), Prerefunded to 8/1/18, 5.00%, 8/1/38	3,900	3,979,794
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,652,517

		$24,071,172

Insured – General Obligations — 0.7%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$968,685

		$968,685

Insured – Hospital — 5.4%
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), Prerefunded to 8/15/18, 5.25%, 8/15/47(1)	$2,500	$2,559,925
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,376,175
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,367,252

		$7,303,352

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,411,382

		$1,411,382

Insured – Lease Revenue/Certificates of Participation — 1.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,320,500

		$1,320,500

Security	Principal Amount (000’s omitted)	Value
Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,289,990
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,060,770

		$2,350,760

Insured – Special Tax Revenue — 5.8%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,880,320
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,172,561
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	738,683

		$7,791,564

Insured – Student Loan — 0.7%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$880	$925,030

		$925,030

Insured – Transportation — 17.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$297,164
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	456,068
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	204,865
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	114,300
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,700,388
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,998,472
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,342,728
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,169,800
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,058,410
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	565,110
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,081,205

		$23,988,510

Insured – Water and Sewer — 4.4%
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	$105	$105,301
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,371,960
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	262,053
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	221,553
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	271,915
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	220,313
New York City Municipal Water Finance Authority, NY, (BHAC), 5.75%, 6/15/40	2,205	2,247,557
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,146

		$5,920,798

Lease Revenue/Certificates of Participation — 6.4%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,378,308
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,253,853

		$8,632,161

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 0.4%
Oregon State Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$180	$199,721
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	290,984

		$490,705

Special Tax Revenue — 15.4%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	$1,850	$2,233,857
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	472,242
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	249,804
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,073,847
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	972,390
Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Green Bonds, 5.00%, 11/15/47	1,300	1,556,191
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,371,555
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,828,361
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/35	2,000	2,186,820
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	527,161
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,935,908
New York Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47	4,000	4,341,360

		$20,749,496

Transportation — 18.5%
Austin, TX, Airport System Revenue, 5.00%, 11/15/41	$2,110	$2,473,975
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,750	2,039,047
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,147,070
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	759,283
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,174,516
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,814,419
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	503,460
Metropolitan Transportation Authority, NY, 4.00%, 11/15/46	630	674,724
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	727,328
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,246,280
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,596,766
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	141,483
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,135,750
New Jersey Turnpike Authority, 5.00%, 1/1/34	800	961,008
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,188,000
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	330	356,740
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	90	96,515
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	145	156,749
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	230	245,838
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,358,628
South Carolina Transportation Infrastructure Bank, Prerefunded to 10/1/19, 5.25%, 10/1/40	1,000	1,061,810
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,688,370
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	296,246

		$24,844,005

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 5.3%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,555	$1,696,474
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	415,701
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	328,389
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,677,880

		$7,118,444

Total Tax-Exempt Investments — 161.6% (identified cost $201,832,320)		$217,121,108

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.5)%		$(4,751,458)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (29.6)%		$(39,820,111)

Other Assets, Less Liabilities — (28.5)%		$(38,227,585)

Net Assets Applicable to Common Shares — 100.0%		$134,321,954

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At December 31, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	17.7%
Others, representing less than 10% individually	82.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 38.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 14.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$217,121,108	$—	$217,121,108
Total Investments	$—	$217,121,108	$—	$217,121,108

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018